Basis of presentation and summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2018
Useful Lives of Premises and Equipment	The useful lives of premises and equipment are as follows:

Years
Buildings	3 to 50
Equipment and furniture	2 to 20
Leasehold improvements	3 to 50